Share Capital and Share Premium Account - Additional Information (Detail) - £ / shares	Jul. 18, 2022	Dec. 31, 2022
Employee share ownership plan [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued		59,878,735
Number Of Shares Authorised		0
Treasury shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued		217,124,760
Free issue [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued		4,034,339,846
Share consolidation as a result of Consumer Healthcare business demerger [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Date of share consolidation approval	Jul. 06, 2022
Consumer Healthcare business demerger	Jul. 18, 2022
Share consolidation as a result of Consumer Healthcare business demerger [member] | Ordinary shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Par value of newly issues shares	£ 0.3125
Par value of shares surrendered in lieu of new shares	£ 25
Surrendered shares for every four new shares received	5
Share received for every five existing shares	4